Note 17 - Income (Loss) Per Common Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

12. Loss Per Common Share

Basic earnings per share (“EPS”) is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

Options to purchase 15,397,500 shares of common stock, at prices ranging from $0.08 to $2.49 per share, were outstanding at September 30, 2013, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive, given the Company’s net loss. Warrants to purchase 67,069,319 shares of common stock, with prices ranging from $0.18 to $0.49 per share, outstanding at September 30, 2013 were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive, given the Company’s net loss.

Options to purchase 4,352,000 shares of common stock, at prices ranging from $0.09 to $15.00 per share, were outstanding at September 30, 2012, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive, given the Company’s net loss. Warrants to purchase 63,529,557 shares of common stock, with prices ranging from $0.22 to $0.49 per share, outstanding at September 30, 2012 were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive, given the Company’s net loss. 16,896,073 shares of common stock issuable upon conversion of the Company’s convertible preferred stock, with conversion prices of $0.10 and $0.22 per share, outstanding at September 30, 2012 were not included in the computation of diluted EPS for the same period because the inclusion would have been antidilutive, given the Company’s net loss.

17. Income (Loss) Per Common Share

Basic earnings per share (“EPS”) is computed by dividing earnings (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the periods. Diluted EPS reflects the potential dilution of securities that could share in the earnings.

Options to purchase 3,722,000 shares of common stock at process ranging from $0.09 to $5.00 per share were outstanding at December 31, 2012, but were not included in the computation of diluted EPS for the same period as the inclusion would have been antidilutive.

16,896,073 shares of common stock issuable upon conversion of the company’s preferred stocks with conversion process between $0.10 and $0.22 per share outstanding at December 31, 2012 were not included in the computation of diluted EPS for the period as the inclusion would have been antidilutive.

	Years Ended December 31,
	2012	2011
Amounts attributable to Liquidmetal Technologies, Inc. common shareholders

Net income (loss)	(14,025)	6,155
Net income (loss) available (attributable) to common stockholders	(14,025)	6,155

Basic income (loss) per share	(0.07)	0.05

Diluted income (loss) per share	(0.07)	0.03

Number of weighted average shares - basic	188,298,113	118,523,228
Number of weighted average shares - diluted	188,298,113	163,292,496

Basic and diluted net loss per common share was the same for the year ended December 31, 2012, as the impact of all potentially dilutive securities outstanding was anti-dilutive.  The following were outstanding at December 31, 2012 and were included in the computation of diluted EPS for the year ended December 31, 2012.

	For the Years Ended December 31,
	2012	2011

Weighted average basic shares	188,298,113	118,523,228
Effect of dilutive securities:
Stock options ("in the money")	-	2,203,443
Warrants ("in the money")	-	-
Conversion of preferred stocks and dividends	-	42,565,825
Weighted average diluted shares	188,298,113	163,292,496